Pension and other post-retirement benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension and other post-retirement benefits
Pension and other post-employment benefits
The Company provides defined contribution pension plans to substantially all of its employees. The Company’s contributions for 2016 were $5,223 (2015 - $4,132).
In conjunction with previous utility acquisitions, the Company assumed defined benefit pension and OPEB plans for qualifying employees in the related acquired businesses. The legacy plans of the electricity and gas utilities are non-contributory defined pension plans covering substantially all employees of the acquired businesses. Benefits are based on each employee’s years of service and compensation. The Company also provides a defined benefit cash balance pension plan covering substantially all its new employees and current employees at its water utilities, under which employees are credited with a percentage of base pay plus a prescribed interest rate credit. The OPEB plans provide health care and life insurance coverage to eligible retired employees. Eligibility is based on age and length of service requirements and, in most cases, retirees must cover a portion of the cost of their coverage.

(a)	Net pension and OPEB obligation
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2016	2015	2016	2015
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$269,382	$241,963	$76,565	$68,257
Projected benefit obligation assumed from business combination	63,811	—	9,749	—
Modifications to pension plan	(2,754)	(4,995)	(1,235)	—
Service cost	8,435	6,663	2,916	3,093
Interest cost	13,029	9,642	3,525	2,914
Actuarial (gain) loss	6,773	(16,098)	(2,870)	(8,466)
Contributions from retirees	—	—	547	412
Benefits paid	(15,845)	(13,024)	(3,230)	(2,447)
(Gain) loss on foreign exchange	(10,897)	45,231	(2,870)	12,802
Projected benefit obligation, end of year	$331,934	$269,382	$83,097	$76,565
Change in plan assets
Fair value of plan assets, beginning of year	176,172	156,990	18,149	14,295
Plan assets acquired in business combination	44,258	—	10,563	—
Actual return (loss) on plan assets	17,221	(5,657)	1,854	20
Employer contributions	21,775	7,975	2,317	3,028
Benefits paid	(15,845)	(12,589)	(2,683)	(2,036)
Gain (loss) on foreign exchange	(7,212)	29,453	(1,061)	2,842
Fair value of plan assets, end of year	$236,369	$176,172	$29,139	$18,149
Unfunded status	$(95,565)	$(93,210)	$(53,958)	$(58,416)
Amounts recognized in the consolidated balance sheets consists of:
Current liabilities	(436)	(470)	(1,242)	(1,062)
Non-current liabilities	(95,129)	(92,740)	(52,716)	(57,354)
Net amount recognized	$(95,565)	$(93,210)	$(53,958)	$(58,416)

10.	Pension and other post-employment benefits (continued)

(a)	Net pension and OPEB obligation (continued)
The accumulated benefit obligation for the pension plans was $317,025 and $251,932 as of December 31, 2016 and 2015, respectively.
During 2016 and 2015, the Company permanently froze the accrual of retirement benefits for participants under existing plans. Subsequent to the effective date, these employees began accruing benefits under the Company’s cash balance plan. The plan amendments resulted in a decrease to the projected benefit obligation of U.S.$2,217 (2015 -$3,941) which is recorded as a prior service credit in OCI. In conjunction with the plan amendments, the assets and projected benefit obligations of amended plans were revalued at the closest month-end date which resulted in an actuarial loss of U.S.$8,204 (2015 gain - U.S.$1,998) recorded in OCI.

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2015	$29,314	$(563)	$5,896	$—
Additions to AOCI	1,505	(4,864)	(7,554)	—
Amortization in current period	(1,358)	457	(680)	—
Balance at December 31, 2015	$29,461	$(4,970)	$(2,338)	$—
Additions to AOCI	4,479	(2,754)	(3,242)	(1,235)
Amortization in current period	(1,965)	765	(80)	347
Balance at December 31, 2016	$31,975	$(6,959)	$(5,660)	$(888)
Expected amortization in 2017	$(1,437)	$836	$545	$—

(b)	Assumptions
Weighted average assumptions used to determine net benefit cost for 2016 and 2015 were as follows:

	Pension benefits		OPEB
	2016	2015	2016	2015
Discount rate	4.16%	3.71%	4.23%	3.82%
Expected return on assets	6.41%	6.44%	5.50%	5.50%
Rate of compensation increase	3.00%	3.01%	N/A	N/A
Health care cost trend rate
Before Age 65			6.50%	7.00%
Age 65 and after			6.50%	7.00%
Assumed Ultimate Medical Inflation Rate			4.75%	5.00%
Year in which Ultimate Rate is reached			2023	2019

10.	Pension and other post-employment benefits (continued)

(b)	Assumptions (continued)
Weighted average assumptions used to determine net benefit obligation for 2016 and 2015 were as follows:

	Pension benefits		OPEB
	2016	2015	2016	2015
Discount rate	3.95%	4.16%	4.04%	4.23%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.50%
Age 65 and after			6.25%	6.50%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2023	2023

The mortality assumption for December 31, 2016 was updated to the projected generationally scale MP-2016, adjusted to reflect the ultimate improvement rates in the 2016 Social Security Administration intermediate assumptions.
In selecting an assumed discount rate, the Company uses a modeling process that involves selecting a portfolio of high-quality corporate debt issuances (AA- or better) whose cash flows (via coupons or maturities) match the timing and amount of the Company’s expected future benefit payments. The Company considers the results of this modeling process, as well as overall rates of return on high-quality corporate bonds and changes in such rates over time, to determine its assumed discount rate.
The rate of return assumptions are based on projected long-term market returns for the various asset classes in which the plans are invested, weighted by the target asset allocations.
The effect of a one percent change in the assumed health care cost trend rate (“HCCTR”) for 2016 is as follows:

2016
Effect of a 1 percentage point increase in the HCCTR on:
Year-end benefit obligation	$11,343
Total service and interest cost	1,019
Effect of a 1 percentage point decrease in the HCCTR on:
Year-end benefit obligation	$(9,430)
Total service and interest cost	(846)

(c)	Benefit costs
The following table lists the components of net benefit costs for the pension plans and OPEB recorded as part of operating expenses in the consolidated statements of operations. The employee benefit costs related to businesses acquired are recorded in the consolidated statements of operations from the date of acquisition.

	Pension benefits		OPEB
	2016	2015	2016	2015
Service cost	$8,435	$6,663	$2,916	$3,093
Interest cost	13,029	9,642	3,525	2,914
Expected return on plan assets	(14,854)	(11,989)	(1,265)	(713)
Amortization of net actuarial loss	1,965	1,398	80	510
Amortization of prior service credits	(765)	(471)	(347)	—
Net benefit cost	$7,810	$5,243	$4,909	$5,804

10.	Pension and other post-employment benefits (continued)

(d)	Plan assets
The Company’s investment strategy for its pension and post-employment plan assets is to maintain a diversified portfolio of assets with the primary goal of meeting long-term cash requirements as they become due.
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	72%	49% - 79%
Debt securities	28%	21% - 51%
Other	—%	—%
The fair values of investments as of December 31, 2016, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	192,018	72%
Debt securities	72,664	28%
Other	825	—%

As of December 31, 2016, the funds do not hold any material investments in APUC.

(e)	Cash flows
The Company expects to contribute $18,159 to its pension plans and $4,295 to its post-employment benefit plans in 2017.
The expected benefit payments over the next ten years are as follows:

	2017	2018	2019	2020	2021	2022-2026
Pension plan	$20,650	$17,486	$18,291	$19,111	$20,139	$116,146
OPEB	3,692	3,818	4,033	4,548	4,833	27,708